Investment Portfolio - Government and Corporate Securities (Debt Securities at Fair Value Through Profit or Loss) (Details) - DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	$ 315,467,772	$ 120,757,396
In Pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	298,623,271	120,670,286
Subtotal Private Securities - In Pesos	314,022	0
In Pesos | Treasury Bonds | Level 1 Fair value | 31 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 23,877,555	15,467,671
In Pesos | Treasury Bonds | Level 1 Fair value | 9 November 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	2.00%
Subtotal Government Securities	$ 3,733,466	0
In Pesos | Treasury Bonds | Level 1 Fair value | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 1,003,704	0
In Pesos | Treasury Bonds | Level 1 Fair value | 31 October 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 0	274,328
In Pesos | Treasury Bonds | Level 2 Fair value | 15 December 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities	$ 0	9,754,242
In Pesos | Argentine Treasury Bond | Level 1 Fair value | February 13 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	81,391,861	8,775,833
In Pesos | Argentine Treasury Bond | Level 1 Fair value | January 30 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	69,765,920	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 29 May 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	27,486,650	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 16 March 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	667,639	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 30 June 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 127,211	0
In Pesos | Argentine Treasury Bond | Level 1 Fair value | 14 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities	$ 0	2,382,044
In Pesos | Argentine Treasury Bond | Level 2 Fair value | 30 November 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	32,016,031	0
In Pesos | Treasury Bills | Level 1 Fair value | 29 August 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	1,344,596
In Pesos | Corporate Bond Arcor | Level 2 Fair value | 15 December 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	314,022	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 29 May 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	8,901,455	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	16,111,694	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 17 April 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	11,851,905	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 27 February 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	9,220,113	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 August 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	2,250,170	0
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 16 May 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	60,015,466
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 28 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	5,173,715
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 28 April 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	4,229,970
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 15 August 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	2,882,428
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 May 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	2,659,104
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 January 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	2,526,054
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 14 February 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	104,601
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 16 April 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	1,574,020
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 14 March 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	591,349
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 30 June 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	186,800
In Pesos | Argentine Treasury Bills | Level 1 Fair value | 31 March 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	36,143
In Pesos | Argentine Treasury Bills | Level 2 Fair value | 30 November 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	9,152,759	0
In Pesos | Argentine Treasury Bills | Level 2 Fair value | 17 January 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	0	2,691,922
In Pesos | Argentine Treasury Bill | Level 1 Fair value | 31 August 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	1,065,138	0
In Foreign Currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	16,353,598	87,110
Subtotal Private Securities - In foreign currency	176,881	0
In Foreign Currency | AL30 Bond | Level 1 Fair value | 9 July 2030
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	1,796,177	87,110
In Foreign Currency | Corporate Bond Central | Level 2 Fair value | 3 June 2028
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In foreign currency	176,881	0
In Foreign Currency | Argentine Treasury Bills | Level 1 Fair value | 16 January 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	122,660	0
In Foreign Currency | Argentine Treasury Bills | Level 2 Fair value | January 30 2026
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities	$ 14,434,761	$ 0